UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number: 1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
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Address:   300 Atlantic Street, 7th Floor
           --------------------------------------------------
           Stamford, CT 06901
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh            NEW YORK, NY              6/9/10
       ------------------------   ------------------------     ----------
             [Signature]              [City, State]              [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        42
                                               -------------

Form 13F Information Table Value Total:        $456,211
                                               -------------
                                               (in thousands)



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number            Name
NONE





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                                                   FORM 13F INFORMATION TABLE

           COLUMN 1          COLUMN 2        COLUMN 3       COLUMN 4        COLUMN 5   COLUMN 6   COLUMN 7      COLUMN 8

                                                        VALUE    SHRS OR    SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS      SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICREDIT CORP           NOTE 2.125% 9/1  03060RAR2  17,887   18,500,000  PRN         SOLE                 18,500,000   0      0
A D C TELECOMMUNICATIONS   NOTE 3.500% 7/1  000886AE1   3,270    4,000,000  PRN         SOLE                  4,000,000   0      0
A D C TELECOMMUNICATIONS   NOTE 3.500% 7/1  000886AF8  11,950   16,000,000  PRN         SOLE                 16,000,000   0      0
AMR CORP                   NOTE 6.250%10/1  001765BC9  30,542   26,400,000  PRN         SOLE                 26,400,000   0      0
ARVINMERITOR INC           NOTE 4.625% 3/0  043353AF8   4,599    4,800,000  PRN         SOLE                  4,800,000   0      0
CITIGROUP INC              DEP SH 1/1000    172967598     808       23,522   SH         SOLE                     23,522   0      0
COMPUCREDIT CORP           NOTE 3.625% 5/3  20478NAB6   3,783    6,005,000  PRN         SOLE                  6,005,000   0      0
COMPUCREDIT CORP           NOTE 5.875%11/3  20478NAD2     823    1,750,000  PRN         SOLE                  1,750,000   0      0
COMCAST HOLDINGS CORP      ZONES CV2% PCS   200300507     750       25,000  PRN         SOLE                     25,000   0      0
CENTRAL EUROPEAN DIST CORP NOTE 3.000% 3/1  153435AA0   4,463    5,000,000  PRN         SOLE                  5,000,000   0      0
CIENA CORP                 NOTE 0.250% 5/0  171779AB7   2,490    3,000,000  PRN         SOLE                  3,000,000   0      0
CAPITALSOURCE INC          SDCV 4.000% 7/1  14055XAE2  14,419   15,000,000  PRN         SOLE                 15,000,000   0      0
CAPITALSOURCE INC          NOTE 7.250% 7/1  14055XAG7   1,940    2,000,000  PRN         SOLE                  2,000,000   0      0
CELL THERAPEUTICS INC      NOTE 4.000% 7/0  150934AF4   1,330    1,900,000  PRN         SOLE                  1,900,000   0      0
CELL THERAPEUTICS INC      NOTE 7.500% 4/3  150934AK3   1,440    2,000,000  PRN         SOLE                  2,000,000   0      0
DRYSHIPS INC.              NOTE 5.000%12/0  262498AB4  33,333   32,500,000  PRN         SOLE                 32,500,000   0      0
EVERGREEN SOLAR INC        NOTE 4.000% 7/1  30033RAC2   2,065    4,000,000  PRN         SOLE                  4,000,000   0      0
FORD MTR CO DEL            NOTE 4.250%12/1  345370CF5  18,703   12,500,000  PRN         SOLE                 12,500,000   0      0
FORD MTR CO DEL            NOTE 4.250%11/1  345370CN8  48,669   32,500,000  PRN         SOLE                 32,500,000   0      0
FORD MTR CO CAP TR II      PFD TR CV6.5%    345395206 106,748    2,300,605   SH         SOLE                  2,300,605   0      0
GREATBATCH INC             SDCV 2.250% 6/1  39153LAB2   3,222    3,580,000  PRN         SOLE                  3,580,000   0      0
GOODRICH PETE CORP         NOTE 5.000%10/0  382410AC2   7,162    8,250,000  PRN         SOLE                  8,250,000   0      0
GLOBAL INDS LTD            DBCV 2.750% 8/0  379336AE0  13,571   21,000,000  PRN         SOLE                 21,000,000   0      0
LDK SOLAR CO LTD           NOTE 4.750% 4/1  50183LAB3   3,380    4,000,000  PRN         SOLE                  4,000,000   0      0
LDK SOLAR CO LTD           SPONSORED ADR    50183L107     802      122,200   SH         SOLE                    122,200   0      0
CHENIERE ENERGY INC        NOTE 2.250% 8/0  16411RAE9   1,556    2,550,000  PRN         SOLE                  2,550,000   0      0
LUCENT TECHNOLOGIES INC    DBCV 2.875% 6/1  549463AH0   3,460    4,000,000  PRN         SOLE                  4,000,000   0      0
LUCENT TECHNOLOGIES INC    DBCV 2.875% 6/1  549463AH0  13,840   16,000,000  PRN         SOLE                 16,000,000   0      0
LIBERTY MEDIA CORP         DEB 3.500% 1/1   530715AN1   3,073    6,245,000  PRN         SOLE                  6,245,000   0      0
MICRON TECHNOLOGY INC      NOTE 1.875% 6/0  595112AH6   9,538   10,000,000  PRN         SOLE                 10,000,000   0      0
ANNALY CAP MGMT INC        NOTE 4.000% 2/1  035710AA0  25,219   25,000,000  PRN         SOLE                 25,000,000   0      0
POWERWAVE TECHNOLOGIES INC NOTE 3.875%10/0  739363AF6   3,850    5,500,000  PRN         SOLE                  5,500,000   0      0
RITE AID CORP              NOTE 8.500% 5/1  767754BU7   5,025    5,000,000  PRN         SOLE                  5,000,000   0      0
STERLITE INDS INDIA LTD    NOTE 4.000%10/3  859737AB4   7,913    7,500,000  PRN         SOLE                  7,500,000   0      0
SANDISK CORP               NOTE 1.000% 5/1  80004CAC5  17,350   20,000,000  PRN         SOLE                 20,000,000   0      0
SUNTECH PWR HLDGS CO LTD   NOTE 3.000% 3/1  86800CAE4     854   16,000,000  PRN         SOLE                 16,000,000   0      0
TRICO MARINE SERVICES INC  NOTE 3.000% 1/1  896106AQ4   1,260    3,500,000  PRN         SOLE                  3,500,000   0      0
TRICO MARINE SERVICES INC  DBCV 8.125% 2/0  896106AW1   2,150    3,050,000  PRN         SOLE                  3,050,000   0      0
UAL CORP                   DBCV 5.000% 2/0  902549AE4   1,474    1,500,000  PRN         SOLE                  1,500,000   0      0
VIRGIN MEDIA INC           NOTE 6.500%11/1  92769LAB7  14,088   11,500,000  PRN         SOLE                 11,500,000   0      0
VIRGIN MEDIA INC           NOTE 6.500%11/1  92769LAB7   3,063    2,500,000  PRN         SOLE                  2,500,000   0      0
EXIDE TECHNOLOGIES         FRNT       9/1   302051AL1   4,349    7,000,000  PRN         SOLE                  7,000,000   0      0

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